Short-Term and Long-Term Debt (Repayment Schedule for Next Five Years and Thereafter for Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Debt Disclosure [Abstract]
2023	¥ 752,828
2024	764,765
2025	610,035
2026	439,680
2027	469,840
Thereafter	1,389,898
Total	¥ 4,427,046	¥ 4,416,833